Exhibit 99.1

Independent Accountant’s Report

on Applying Agreed-Upon Procedures

January 5, 2016

Westlake Services, LLC,

dba Westlake Financial Services

4751 Wilshire Blvd., Suite 100

Los Angeles, CA 90010

And

Wells Fargo Securities, LLC

550 South Tryon Street, 5th Floor

Charlotte, North Carolina 28202

And

J.P. Morgan Securities LLC

383 Madison Avenue, 31st Floor

New York, NY 10179

Ladies and Gentlemen:

We have performed the procedures enumerated below, which were agreed to by Westlake Services, LLC, dba Westlake Financial Services, referred to herein as the “Company” or “Responsible Party” and Wells Fargo Securities, LLC and J.P. Morgan Securities LLC, together with the Company, the “Specified Parties” related to their evaluation of certain information with respect to a portfolio of automobile receivables in connection with the issuance of automobile receivable-backed notes issued by Westlake Automobile Receivables Trust 2016-1 (the “Proposed Transaction”).

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

For the purpose of this report:

(i)    The computer-generated Loan Data File provided by the Company in a standard Microsoft Excel format containing information relating to the Proposed Transaction shall be herein referred to as the “Loan Data File”;

Westlake Services, LLC,

dba Westlake Financial Services

Wells Fargo Securities, LLC

J.P. Morgan Securities LLC

January 5, 2016

(ii)   The fields in the Loan Data File shall be herein referred to as “Specified Attributes”;

(iii)  The term “Automobile Loan Contract” means automobile installment sales contracts secured by new and used automobiles;

(iv)  The term “Automobile Loan Contract File” means any file containing the installment sales contract, evidence of title and credit application; and

(v)   The term “Obligor” means the borrower(s) stated on the installment sales contract.

Agreed-Upon Procedures

On December 1, 2015, the Company provided us with the Loan Data File containing 49,269 individual customer loans, herein referred to as the “Underlying Assets,” which represent the entire population of the Underlying Assets in the Proposed Transaction. We were instructed by the Specified Parties to perform the agreed-upon procedures on the Underlying Assets in the Loan Data File.

From December 8, 2015 through December 14, 2015, the Company provided us with certain documentation (the “Source Documents” as listed in the attached Appendix A) related to the respective Underlying Assets.

At your request, we randomly selected a sample of 96 underlyings from the 49,269 Underlying Assets set forth in the Loan Data File, we compared the Specified Attributes set forth in the Loan Data File to the corresponding Source Documents as follows. The Company provided Automobile Loan Contract Files for the sample of 96 underlyings.

Number	Specified Attribute

1	Name of customer
2	Signed contract
3	Title Document
4	Contract identification number
5	Amount financed
6	Monthly payment
7	Annual Percentage Rate (APR)
8	Required first payment date
9	Original maturity date (calculation)
10	Dealer state
11	Vehicle make
12	Vehicle model
13	Vehicle new or used
14	Vehicle identification number

We compared Specified Attributes 1 through 8 and 10 to the corresponding information set forth on or derived from the Automobile Loan Contract Files (Contract Files) and to the Customer Service Screen in the Company’ s contract accounting system.

We recalculated the Original Maturity Date (Specified Attribute 9) as recorded in the Loan Data File based on the term of the Automobile Loan Contract (Contract) and the due date of the first payment.

Westlake Services, LLC,

dba Westlake Financial Services

Wells Fargo Securities, LLC

J.P. Morgan Securities LLC

January 5, 2016

We compared the Automobile Segment, which consists of the manufacturer and model of the vehicle, whether it was new or used, and the vehicle identification number (Specified Attributes 11, 12, 13 and 14) on the Title Document to the Customer Service Screen and the Loan Data File.

At the instruction of the Company, for purposes of our procedures:

•      With respect to Specified Attribute 3, the term Title Document means, with respect to any automobile, an original certificate of title, lien or other notification (electronic or otherwise) used by the Registrar of Titles in the State of California, or its equivalent of the applicable state, to a secured party that indicates the lien of the secured party on the vehicle is recorded on the original certificate of title. Electronic Title Documents are certificates generated using Dealertrack, the Company’s third-party software program that allows Internet access to the Department of Motor Vehicles record from the Company. Certain states do not provide a Title Document of the lienholder. For those states we sighted the Application for the Title Document that was submitted to the appropriate state or sighted the results of the online Title record request from the Bureau of Motor Vehicles of the applicable state;

•      With respect to Specified Attributes 11 and 12, for the Title Documents that did not indicate the vehicle manufacturer and model, we compared the Automobile Segment to the Customer Service Screen and agreed the information to the Contracts; and

•      With respect to Specified Attribute 13, for the Contracts that did not include an indication of whether or not the vehicle was new or used, we compared the new or used status to the odometer reading on the Title Document or the Odometer Disclosure Statement to determine if the vehicle was new or used. In addition, we were instructed for the Contracts that did not include the new or used status on the Contract, the Title Document or the Odometer Disclosure Statement, the term “new vehicle” refers to a vehicle with miles less than 100 and the term “used vehicle” refers to a vehicle with miles greater than or equal to 100.

In addition to the procedures described above, for each of the items in the sample of 96 underlyings, we observed the presence or noted the following:

•      Signed credit application;

•      Signed Contract;

•      Title Document; and

•      The security interest of Westlake Financial Services is indicated on the Title Document.

The Contracts and Contract Files described above, including any information obtained from the indicated systems, and any other related documents used in support of the Specified Attributes were provided to us by representatives of the Company and are collectively referred to hereinafter as the “Receivable Documents.” We were not requested to perform, and we did not perform, any procedures with respect to the preparation or verification of any of the information set forth on the Receivable Documents and we make no representations concerning the accuracy or completeness of any of the information contained therein. In certain instances, our procedures were performed using data imaged facsimiles or photocopies of the Receivable Documents. In addition, we make no representations as to whether the Receivable Documents are comprehensive or valid instruments or reflect the current prevailing terms with respect to the corresponding sample of 96 underlyings.

Westlake Services, LLC,

dba Westlake Financial Services

Wells Fargo Securities, LLC

J.P. Morgan Securities LLC

January 5, 2016

Agreed-Upon Procedures Findings

The results of the foregoing procedures indicated that the Specified Attributes were found to be in agreement with the above mentioned Receivable Documents, except as described in Appendix B. Supplemental information is contained in Appendix C.

RSM US LLP (RSM) should not be regarded as having in any way warranted or given any assurance as to:

•      The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purposes of RSM performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, ratios, percentages or other relationships in the information included in the data provided to us;

•      The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;

•      The value of collateral securing such assets; and

•      The compliance of the originator of the assets with federal, state and local laws and regulations.

The engagement, procedures or report were not intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

We have not performed any procedures with respect to the fair value of the notes being offered in the Proposed Transaction and RSM expresses no opinion on the current value of these notes. RSM should not be regarded as having performed any procedures other than those detailed in this report.

We should not be regarded as having in any way warranted or given any assurance as to whether or not the information included in the Loan Data File or any other source document is sufficient to comply with any applicable laws and regulations including, but not limited to, Regulation AB of the Securities and Exchange Commission. We did not perform any procedures to determine whether the Responsible Party or the sponsor of the Proposed Transaction is in compliance with any applicable laws and regulations, including, but not limited to, Regulation AB of the Securities and Exchange Commission.

With respect to any terms or requirements of the Loan Data File that do not appear in the exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Loan Data File.

We make no representation as to the (i) actual characteristics or existence of the underlying documents or data comprising of the Automobile Loan Contracts underlying the Loan Data File or the conformity of their characteristics with those assumed for purposes of the procedures described herein, (ii) existence of ownership of the Automobile Loan Contracts or (iii) reasonableness of any of the aforementioned assumptions, information or methodologies. The procedures performed were applied based on methodologies, assumptions and information provided to us by the Specified Parties, without verification or evaluation of such methodologies, assumptions, documents and information by us.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. The information set forth in the Loan Data File is the responsibility of the Company.

Westlake Services, LLC,

dba Westlake Financial Services

Wells Fargo Securities, LLC

J.P. Morgan Securities LLC

January 5, 2016

We were not engaged to and did not conduct an (i) audit in accordance with generally accepted auditing standards or an (ii) examination or a review conducted in accordance with the attestation standards established by the American Institute of Certified Public Accountants with the objective of which would be the expression of an opinion or limited assurance on the accompanying information. Accordingly, we do not express such an opinion, limited assurance, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you. We have no responsibility to update this report for events or circumstances occurring after the date of this report.

The engagement, procedures or report were not intended to address, nor did they address (i) the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing such assets or (iii) the compliance of the originator of the assets with federal, state and local laws or regulations.

The engagement, procedures or report were not intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the information and use of the Company, Wells Fargo Securities, LLC and J.P. Morgan Securities LLC, and is not intended to be, and should not be, used by anyone other than these Specified Parties.

Appendix A to Independent Accountant’s Report

on Applying Agreed-Upon Procedures

Issued by RSM US LLP dated January 5, 2016

Specified Attributes and Source Documents

Number	Specified Attribute	Source Documents

1	Name of customer	Automobile loan contract, Title Document
2	Signed contract	Automobile loan contract
3	Title Document

Original certificate of title, lien on other notification (electronic or otherwise) used by the Registrar of Titles in the state of California, or its equivalent of the applicable state on an Application for a Title Document.

Electronic Title Documents are certificates generated by Dealertrack, a third-party software system.
4	Contract identification number	Automobile loan contract
5	Amount financed	Automobile loan contract
6	Monthly payment	Automobile loan contract
7	Annual Percentage Rate (APR)	Automobile loan contract
8	Required first payment date	Automobile loan contract
9	Original maturity date (calculation)	Automobile loan contract
10	Dealer state	Automobile loan contract
11	Vehicle make	Automobile loan contract, Title Document
12	Vehicle model	Automobile loan contract, Title Document
13	Vehicle new or used	Automobile loan contract, Title Document, Odometer Disclosure statement
14	Vehicle identification number	Automobile loan contract, Title Document

Appendix B to Independent Accountant’s Report

on Applying Agreed-Upon Procedures

Issued by RSM US LLP dated January 5, 2016

In applying our agreed-upon procedures as outlined above, we noted the following:

Exception Description Number	Exception Description

1	Westlake’s full legal name was not included as the secured party on twenty nine Title documents

2	The name of the Obligor on sixteen Title Documents did not agree to the name on the Contract or Loan Data File

3	The vehicle condition on two Title Documents did not agree to the condition on the Contract or Loan Data File

4	The Title Documents for six accounts, or 6.25% of 96 accounts selected, were not provided

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.

Appendix C to Independent Accountant’s Report

on Applying Agreed-Upon Procedures

Issued by RSM US LLP dated January 5, 2016

Supplemental Information Related to the Findings

Set Forth on Appendix B

Exception Description Number	Sample Contract Number	Characteristic	Secured Party Per Title Documents

1	9598434	Secured Party on Title	Westlake FNCL SVCS
1	8857690	Secured Party on Title	Westlake FNCL SVCS
1	9682654	Secured Party on Title	Westlake FNCL SVCS
1	9690428	Secured Party on Title	Westlake FNCL SVCS
1	9676577	Secured Party on Title	Westlake FNCL SVCS
1	9659616	Secured Party on Title	Westlake FNCL SVCS
1	9255241	Secured Party on Title	Westlake Financial
1	9689431	Secured Party on Title	Westlake FNCL SVCS
1	5435581	Secured Party on Title	Westlake Financial
1	9415241	Secured Party on Title	Westlake FNCL SVCS
1	9671295	Secured Party on Title	Westlake FNCL SVCS
1	9678483	Secured Party on Title	Westlake FNCL SVCS
1	9617929	Secured Party on Title	Westlake FNCL SVCS
1	9474396	Secured Party on Title	Westlake FNCL SVCS
1	9683270	Secured Party on Title	Westlake FNCL SVCS
1	9287426	Secured Party on Title	Westlake FNCL SVCS
1	5099387	Secured Party on Title	Westlake FNCL SVCS
1	9007980	Secured Party on Title	Westlake FNCL SVCS
1	8997322	Secured Party on Title	Westlake FNCL SVCS
1	8577975	Secured Party on Title	Westlake FNCL SVCS
1	9592973	Secured Party on Title	Westlake FNCL SVCS
1	9683373	Secured Party on Title	Westlake FNCL SVCS
1	9157140	Secured Party on Title	Westlake Financial Servic
1	8927741	Secured Party on Title	Westlake FNCL SVCS
1	5554829	Secured Party on Title	Westlake FNCL SVCS
1	9530361	Secured Party on Title	Westlake FNCL SVCS
1	9693015	Secured Party on Title	Westlake FNCL SVCS
1	9678395	Secured Party on Title	Westlake FNCL SVCS
1	9692296	Secured Party on Title	Westlake FNCL SVCS

Appendix C to Independent Accountant’s Report

on Applying Agreed-Upon Procedures

Issued by RSM US LLP dated January 5, 2016

Supplemental Information Related to the Findings

Set Forth on Appendix B (Continued)

Exception Description Number	Sample Contract Number	Characteristic	Obligor Name Per Title Document	Name Per Contract	Name Per Loan Data File

2	9621368	Obligor Name	[REDACTED]	[REDACTED]	[REDACTED]
2	9598434	Obligor Name	[REDACTED]	[REDACTED]	[REDACTED]
2	8857690	Obligor Name	[REDACTED]	[REDACTED]	[REDACTED]
2	9682654	Obligor Name	[REDACTED]	[REDACTED]	[REDACTED]
2	8973281	Obligor Name	[REDACTED]	[REDACTED]	[REDACTED]
2	9255241	Obligor Name	[REDACTED]	[REDACTED]	[REDACTED]
2	8786220	Obligor Name	[REDACTED]	[REDACTED]	[REDACTED]
2	9678483	Obligor Name	[REDACTED]	[REDACTED]	[REDACTED]
2	9680831	Obligor Name	[REDACTED]	[REDACTED]	[REDACTED]
2	9592973	Obligor Name	[REDACTED]	[REDACTED]	[REDACTED]
2	9682340	Obligor Name	[REDACTED]	[REDACTED]	[REDACTED]
2	9687059	Obligor Name	[REDACTED]	[REDACTED]	[REDACTED]
2	8927741	Obligor Name	[REDACTED]	[REDACTED]	[REDACTED]
2	5554829	Obligor Name	[REDACTED]	[REDACTED]	[REDACTED]
2	9677145	Obligor Name	[REDACTED]	[REDACTED]	[REDACTED]
2	5371596	Obligor Name	[REDACTED]	[REDACTED]	[REDACTED]

Description	Number	Characteristic	Document	Per Customer	Status Per Loan

3	9415241	Vehicle New or Used	New	New	Used
3	9693154	Vehicle New or Used	Title Not Provided	New	Used

Exception Description Number	Sample Contract Number	Specified Attribute

4	9621368	Title Document
4	9689975	Title Document
4	9676072	Title Document
4	9683944	Title Document
4	9654823	Title Document
4	9686937	Title Document